Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 28,235	$ 39,507	$ 36,979
Cost of revenues	7,564	8,152	9,317
Gross profit	20,671	31,355	27,662
Operating expenses:
Selling and marketing	9,615	8,902	9,559
Research and development	15,906	13,863	14,192
General and administrative	10,341	11,128	13,218
Restructuring expenses	303		2,435
Long-lived asset impairment	411
Total operating expenses	36,576	33,893	39,404
Operating loss	(15,905)	(2,538)	(11,742)
Non-operating income (expense):
Change in carrying value of contingent liability	668
Interest income (expense), net	(313)	1	(5)
Other income (expense), net	(22)	3	(3)
Loss before provision for income taxes	(15,572)	(2,534)	(11,750)
Provision for income tax expense (benefit)	(229)	68	49
Net loss	(15,343)	(2,602)	(11,799)
Other comprehensive income (loss), before tax:
Unrealized holding gains (losses) on available-for-sale securities	2	(1)
Other comprehensive income (expense), net of tax	2	(1)
Comprehensive loss	$ (15,341)	$ (2,603)	$ (11,799)
Net loss per share:
Basic and diluted	$ (1.28)	$ (0.23)	$ (1.16)
Weighted average shares outstanding:
Basic and diluted	11,951	11,486	10,162